Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

NOTE 11 – Subsequent Events

Registered Direct Offering

On March 31, 2023, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Ray Prudo, the Company’s Chairman, providing for the issuance of an aggregate of 26,666,667 ADSs in a registered direct offering at $0.15 per ADS, resulting in gross proceeds of approximately $4.0 million. The Company paid an aggregate of approximately $0.3 million in placement agent fees and expenses.